Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories
Inventories at December 31 consisted of the following:

	2018	2017
Finished products	$400.7	$452.0
Work in process	570.4	580.0
Raw materials and supplies	80.4	70.4
Total (approximates replacement cost)	1,051.5	1,102.4
Decrease to LIFO cost	(47.4)	(40.1)
Inventories	$1,004.1	$1,062.3